Commitments and Contingencies	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies
Commitments and Contingencies

20. Commitments and Contingencies

The Company records amounts representing its probable estimated liabilities relating to claims, guarantees, litigation, audits and investigations. The Company relies in part on qualified actuaries to assist it in determining the level of reserves to establish for insurance-related claims that are known and have been asserted against it, and for insurance-related claims that are believed to have been incurred based on actuarial analysis, but have not yet been reported to the Company’s claims administrators as of the respective balance sheet dates. The Company includes any adjustments to such insurance reserves in its consolidated results of operations.

The Company is a defendant in various lawsuits arising in the normal course of business. In the opinion of management, based upon current information and discussions with counsel, with the exception of the matters noted below, the ultimate resolution of these matters will not have a material adverse effect on its consolidated balance sheet or statements of operations or cash flows.

In some instances, the Company guarantees that a project, when complete, will achieve specified performance standards. If the project subsequently fails to meet guaranteed performance standards, the Company may either incur additional costs or be held responsible for the costs incurred by the client to achieve the required performance standards. At September 30, 2014, the Company was contingently liable in the amount of approximately $313.1 million under standby letters of credit issued primarily in connection with general and professional liability insurance programs and for payment of performance guarantees.

In the ordinary course of business, the Company enters into various agreements providing financial or performance assurances to clients on behalf of certain unconsolidated partnerships, joint ventures and other jointly executed contracts. These agreements are entered into primarily to support the project execution commitments of these entities. In addition, in connection with the investment activities of AECOM Capital, we provide guarantees of certain obligations, including guarantees for completion of projects, repayment of debt, environmental indemnity obligations and acts of willful misconduct. The guarantees have various expiration dates. The maximum potential payment amount of an outstanding performance guarantee is the remaining cost of work to be performed by or on behalf of third parties. Generally, under joint venture arrangements, if a partner is financially unable to complete its share of the contract, the other partner(s) will be required to complete those activities. The Company generally only enters into joint venture arrangements with partners who are reputable, financially sound and who carry appropriate levels of surety bonds for the project in order to adequately assure completion of their assignments. The Company does not expect that these guarantees will have a material adverse effect on its consolidated balance sheet or statements of operations or cash flows.

Tishman Inquiry

The U.S. Attorney’s Office for the Eastern District of New York (USAO) has informed the Company’s subsidiary Tishman Construction Corporation (TCC) that, in connection with a wage and hour investigation of several New York area contractors, the USAO is investigating potential improper overtime payments to union workers on projects managed by TCC and other contractors in New York dating back to 1999. TCC, which was acquired by the Company in 2010, has cooperated fully with the investigation and, as of this date, no actions have been filed.

AECOM Australia

In 2005 and 2006, the Company’s main Australian subsidiary, AECOM Australia Pty Ltd (AECOM Australia), performed a traffic forecast assignment for a client consortium as part of the client’s project to design, build, finance and operate a tolled motorway tunnel in Australia. To fund the motorway’s design and construction, the client formed certain special purpose vehicles (SPVs) that raised approximately $700 million Australian dollars through an initial public offering (IPO) of equity units in 2006 and approximately an additional $1.4 billion Australian dollars in long term bank loans. The SPVs went into insolvency administrations in February 2011.

KordaMentha, the receivers for the SPVs (the RCM Applicants), caused a lawsuit to be filed against AECOM Australia by the RCM Applicants in the Federal Court of Australia on May 14, 2012. Portigon AG (formerly WestLB AG), one of the lending banks to the SPVs, filed a lawsuit in the Federal Court of Australia against AECOM Australia on May 18, 2012. Separately, a class action lawsuit, which has been amended to include approximately 770 of the IPO investors, was filed against AECOM Australia in the Federal Court of Australia on May 31, 2012.

All of the lawsuits claim damages that purportedly resulted from AECOM Australia’s role in connection with the above described traffic forecast. The RCM Applicants have claimed damages of approximately $1.68 billion Australian dollars (including interest, as of March 31, 2014). The damages claimed by Portigon as of June 17, 2014 were also recently quantified at approximately $76 million Australian dollars (including interest). The Company believes this claim is duplicative of damages already included in the RCM Applicants’ claim to the extent Portigon receives a portion of the RCM Applicants’ recovery. The class action applicants claim that they represent investors who acquired approximately $155 million Australian dollars of securities.

AECOM Australia disputes the claimed entitlements to damages asserted by all applicants and is vigorously defending the claims brought against it. The likely resolution of these matters cannot be reasonably determined at this time. However, if these matters are not resolved in AECOM Australia’s favor then, depending upon the outcome, such resolution could have a material adverse effect on the Company’s results of operations.